Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 2	kr 2	kr 1	kr 4	kr 1	kr 9
Financial assets or liabilities at fair value through profit or loss	(54)	(39)	(171)	(93)	(322)	(19)
Financial instruments under fair-value hedge accounting	4	(13)	85	(9)	66	88
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	(7)	0	(7)	(9)
Total net results of financial transactions	kr (48)	kr (50)	kr (92)	kr (98)	kr (262)	kr 69